Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 650
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	541	$ 658
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	120	134
Gain (loss) due to changes in estimated fair value	(6)	(6)	$ (6)
Fuel Price Forward Contracts [member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Changes in the fair value of these instruments	9	17	1
Fuel Price Forward Contracts [member] | Brent oil and coal call spreads [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	128	222
Foreign exchange forwards hedging the net investment [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	492	492
Net foreign exchange gain (loss)	(105)	86	(172)
Foreign exchange forwards hedging the net investment [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain (loss)	(20)
Foreign exchange forwards hedging the net investment [member] | Capped Forwards With Option Contracts [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	784	221
Net foreign exchange loss		43	54
Net foreign exchange gain	65
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value	(13)	(16)	(9)
Reclassification adjustments on cash flow hedges, net of tax	2	14
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	705	600
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value	$ (89)	$ 123	$ 23